Credit Facilities - Maturities of long Term Debt Consist (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015
Line Of Credit Facility [Line Items]
Total long-term debt	$ 38,076	$ 37,944	$ 62,588
2015 Credit Facility | Term Loan Facility
Line Of Credit Facility [Line Items]
2017		0
2018		0
2019		0
2020		39,830
Total long-term debt		$ 39,830